Significant basis of preparation and accounting policies_Effect on retained earnings at date of initial application of IFRS 9 (Details) $ in Thousands, ₩ in Millions	Jan. 01, 2018 KRW (₩)	Dec. 31, 2019 KRW (₩)	[1],[2]	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)		Dec. 31, 2017 KRW (₩)
Disclosure of effect on retained earnings at date of initial application of IFRS9 [Abstract]
Balance as of December 31, 2017 (prior to IFRS 9)		₩ 18,524,515		$ 16,031,601	₩ 17,124,657	[1],[2]	₩ 15,620,006
Changes in amount due to reclassification [Abstract]
Reclassification of available-for-sale financial assets to financial assets at FVTPL	₩ 152,124
Recognition of expected credit losses of debt instruments at FVTOCI	(4,293)
Reclasification of available for sale financial assets(equity securities) to financial assets at FVTOCI	397,508
Effect on revaluation of financial assets at amortized cost from loan and receivables or AFS financial assets	282
Recognition of expected credit losses of financial assets at amortized cost which were previously loan and receivables	(240,683)
Effect on provision for guarantees and unused commitments on liabilities	(48,548)
Effect on changes in credit risk of financial liabilities at fair value through profit or loss designated as upon initial recognition	133				₩ 133
Others	(4,950)
Income tax effect	(74,482)
Adjustments	177,091
Balance as of January 1, 2018 (based on IFRS 9)	₩ 15,797,097

[1]	The earned surplus reserve in retained earnings amounted to 1,857,754 million Won and 2,039,754 million Won as of December 31, 2018 and 2019, respectively. The earned surplus reserve is appropriated at least one tenth of the earnings after tax on every dividend declaration, not exceeding the paid in capital. The reserve is restricted for the payment of cash dividends but be used for offsetting a deficit or transferring to capital in accordance with the Act.
[2]	The regulatory reserve for credit loss in retained earnings amounted to 2,578,457 million and 2,356,246 million Won as of December 31, 2018 and 2019, respectively. The reserve is restricted for the payment of cash dividends pursuant to regulations.